Note 14 - Income taxes (Detail) - Summary of Operating Losses (USD $)	Nov. 30, 2032 Canada [Member]	Nov. 30, 2031 Canada [Member]	Nov. 30, 2030 Canada [Member]	Nov. 30, 2029 Canada [Member]	Nov. 30, 2028 Canada [Member]	Nov. 30, 2027 Canada [Member]	Nov. 30, 2026 Canada [Member]	Nov. 30, 2015 Canada [Member]	Nov. 30, 2014 Canada [Member]	Nov. 30, 2012 Canada [Member]	Nov. 30, 2026 Internal Revenue Service (IRS) [Member]	Nov. 30, 2025 Internal Revenue Service (IRS) [Member]	Nov. 30, 2024 Internal Revenue Service (IRS) [Member]	Nov. 30, 2012 Internal Revenue Service (IRS) [Member]
Income tax losses expiring in the year ended November 30	$ (5,923,991)	$ (5,278,281)	$ (3,879,335)	$ (1,502,598)	$ (1,467,117)	$ 0	$ (548,823)	$ (2,276,467)	$ (1,787,361)	$ (22,663,973)	$ 34,523	$ 16,234	$ 23,426	$ 74,183